Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Non Cancellable Operating Leases Commitments

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Less than 1 year	19	17
1 to 5 years	49	40
More than 5 years	40	48

Total non-cancellable operating leases minimum payments	108	105

Summary of Capital Expenditures Commitments	Capital expenditures commitments

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Computer Software	2	3
Property, plant and equipment	99	85

Total capital expenditure commitments	101	88